Long-Term Debt	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	As at	As at
	September 30, 2019	December 31, 2018
	$	$
Revolving Credit Facilities due through 2022	363,930	417,997
Term Loans due through 2021	248,947	323,995
Total principal	612,877	741,992
Less: unamortized discount and debt issuance costs	(3,917)	(6,586)
Total debt	608,960	735,406
Less: current portion	(101,295)	(106,236)
Non-current portion of long-term debt	507,665	629,170

As at September 30, 2019, the Company had two revolving credit facilities (or the Revolvers), which, as at such date, provided for aggregate borrowings of up to $382.3 million, of which $18.4 million was undrawn (December 31, 2018 - $429.8 million, of which $11.8 million was undrawn). Interest payments are based on LIBOR plus margins. As at September 30, 2019, such margins ranged between 2.00% and 2.75% (December 31, 2018 - 2.00% and 2.75%). The total amount available under the Revolvers will decrease by $3.0 million (remainder of 2019), $12.1 million (2020), $304.8 million (2021) and $62.4 million (2022). As at September 30, 2019, the Company also had three term loans outstanding, which totaled $249.0 million (December 31, 2018 - $324.0 million). Interest payments on the term loans are based on a combination of a fixed rate of 5.4% (December 31, 2018 - 5.4%) and variable rates based on LIBOR plus margins. As at September 30, 2019, the margins ranged from 0.3% to 2.0% (December 31, 2018 - 0.3% to 2.0%). The term loan repayments are made in quarterly or semi-annual payments. Two of the term loans also have a balloon or bullet repayment due at maturity in 2021. The Revolvers and term loans are further described below.

In May 2019, the Company completed a $63.7 million sale-leaseback financing transaction related to two of the Company's vessels (note 8). The Company used the proceeds from the sale-leaseback transaction to prepay a portion of the Company's 2017 Revolver (as defined below). In November 2018, the Company completed an $84.7 million sale-leaseback financing transaction relating to four of the Company's vessels (note 8). The Company used the proceeds from the sale-leaseback transaction to refinance one of the Company's corporate revolving credit facilities that matured in November 2018 and to prepay a portion of the Company's 2017 Revolver. In September 2018, the Company completed a $156.6 million sale-leaseback financing transaction relating to six of the Company's vessels (note 8). The Company used the proceeds from the sale-leaseback transaction to prepay a portion of the Company's 2017 Revolver.

In December 2017, the Company entered into a $270.0 million long-term debt facility (or the 2017 Revolver), which is scheduled to mature in December 2022 and which had an outstanding balance of $71.2 million as at September 30, 2019 (December 31, 2018 - $125.3 million). The 2017 Revolver is collateralized by five of the Company's vessels, together with other related security. The total net book value of the five vessels as at September 30, 2019 was $140.0 million (December 31, 2018 - $192.6 million). The 2017 Revolver requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As of September 30, 2019, the hull coverage ratio was 243% (December 31, 2018 - 163%). The vessel values used in this ratio are appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt.

In January 2016, the Company entered into a $894.4 million long-term debt facility (or the 2016 Debt Facility), consisting of both a term loan of $98.5 million and a revolving credit component of $292.7 million, which are scheduled to mature in December 2020 and January 2021, respectively, and which had a total outstanding balance of $391.2 million as at September 30, 2019 (December 31, 2018 - $450.3 million). The 2016 Debt Facility is collateralized by 29 of the Company’s vessels, together with other related security. The total net book value of the 29 vessels as at September 30, 2019 was $930.9 million (December 31, 2018 - $972.5 million). The 2016 Debt Facility also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company’s option. As at September 30, 2019, the hull coverage ratio was 192% (December 31, 2018 - 137%). The vessel values used in this ratio are appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total consolidated debt.

The Company’s remaining two term loans, with a total outstanding balance of $150.4 million as at September 30, 2019 (December 31, 2018 - $166.4 million), which are scheduled to mature between October 2020 and August 2021, are guaranteed by Teekay Corporation (or Teekay) and are collateralized by six of the Company’s vessels, together with other related security. One of the term loans contains covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) and undrawn committed revolving credit lines with at least six months to maturity of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 5.0% of Teekay’s total consolidated debt (excluding the debt of Teekay LNG Partners L.P., (or TGP) and its subsidiaries and the Company and its subsidiaries that are non-recourse to Teekay). The other term loan requires Teekay and the Company collectively to maintain the greater of (a) free cash (cash and cash equivalents) of at least $100.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay's total consolidated debt (excluding the debt of TGP and its subsidiaries).

As of the date these consolidated financial statements were issued, the Company was in compliance with all covenants in respect of the Revolvers and term loans. Teekay has also advised the Company that Teekay is in compliance with all covenants relating to the revolving credit facilities and term loans to which the Company is a party.
The weighted-average interest rate on the Company’s long-term debt as at September 30, 2019 was 4.2% (December 31, 2018 - 4.6%). This rate does not reflect the effect of the Company’s interest rate swap agreements (note 9).
The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to September 30, 2019 are $25.4 million (remainder of 2019), $101.8 million (2020), $426.6 million (2021) and $59.1 million (2022).